VIRTUS KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—95.5%
Communication Services—18.3%
Addcn Technology Co., Ltd. (Taiwan)	934,000	$7,777
Autohome, Inc. ADR (China)	153,462	9,815
Baltic Classifieds Group plc (Lithuania)(1)	4,704,745	11,650
Kanzhun Ltd. ADR (China)(1)	326,594	12,950
Sarana Menara Nusantara Tbk PT (Indonesia)	105,768,800	9,045
Tongdao Liepin Group (China)(1)	1,919,800	4,436
Wirtualna Polska Holding SA (Poland)	456,438	13,910
Yandex N.V. Class A (Russia)(1)	123,454	8,734
		78,317

Consumer Discretionary—6.9%
Union Auction PCL (Thailand)(2)	37,472,000	11,692
Vasta Platform Ltd. Class A (Brazil)(1)	1,262,176	10,249
Vivo Energy plc (United Kingdom)	5,678,000	7,571
		29,512

Consumer Staples—11.1%
Anhui Gujing Distillery Co., Ltd. Class B (China)	801,100	11,092
BIM Birlesik Magazalar AS (Turkey)	1,016,000	7,252
Carlsberg Brewery Malaysia Bhd (Malaysia)	1,507,700	8,062
Clicks Group Ltd. (South Africa)	337,423	5,805
Heineken Malaysia Bhd (Malaysia)	1,742,500	9,906
Taisun International Holding Corp. (Taiwan)	1,230,074	5,077
		47,194

Financials—8.6%
Kaspi.KZ JSC GDR, 144A (Kazakhstan)(3)	167,387	17,743
Multi Commodity Exchange of India Ltd. (India)	405,141	8,293
VNV Global AB (Sweden)(1)	940,930	10,484
		36,520

Health Care—2.3%
Haw Par Corp., Ltd. (Singapore)	979,174	9,976
Industrials—32.8%
Boa Vista Servicos SA (Brazil)	5,523,582	12,416
HeadHunter Group plc ADR (Russia)	430,800	18,253
IndiaMart InterMesh Ltd. (India)(1)	70,054	6,590
Kerry TJ Logistics Co., Ltd. (Taiwan)	2,864,000	7,113
Marel HF (Iceland)	1,393,173	9,680
NICE Information Service Co., Ltd. (South Korea)	551,305	12,288
S-1 Corp. (South Korea)	191,325	13,914
SaraminHR Co., Ltd. (South Korea)	349,485	13,019
Sporton International, Inc. (Taiwan)	1,130,720	9,740
Taiwan Secom Co., Ltd. (Taiwan)	1,137,874	3,843
Tegma Gestao Logistica SA (Brazil)(2)	4,520,365	22,012
Voltronic Power Technology Corp. (Taiwan)	226,178	10,918
		139,786

Information Technology—13.7%
Computer Age Management Services Ltd. (India)	294,150	11,050
Douzone Bizon Co., Ltd. (South Korea)	36,709	2,705
Humanica PCL Foreign Shares (Thailand)	29,377,200	8,479
Oracle Financial Services Software Ltd. (India)	250,474	12,305
TOTVS SA (Brazil)	1,052,052	7,936
Webcash Corp. (South Korea)	362,778	11,549
	Shares	Value

Information Technology—continued
Younglimwon Soft Lab Co., Ltd. (South Korea)(2)	407,309	$4,449
		58,473

Materials—1.8%
Corp. Moctezuma SAB de C.V. (Mexico)	1,735,583	5,267
Indigo Paints Ltd. (India)(1)	70,693	2,389
		7,656

Total Common Stocks (Identified Cost $321,046)		407,434

Warrant—0.1%
Financials—0.1%
VNV Global AB (Sweden)(1)	229,295	427
Total Warrant (Identified Cost $0)		427

Total Long-Term Investments—95.6% (Identified Cost $321,046)		407,861

Short-Term Investment—7.2%
Money Market Mutual Fund—7.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(4)	30,898,710	30,899
Total Short-Term Investment (Identified Cost $30,899)		30,899

TOTAL INVESTMENTS—102.8% (Identified Cost $351,945)		$438,760
Other assets and liabilities, net—(2.8)%		(11,916)
NET ASSETS—100.0%		$426,844

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	Affiliated company.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to a value of $17,743 or 4.2% of net assets.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
Country Weightings†
South Korea	13%
Brazil	12
Taiwan	10
India	9
China	9
United States	7
Russia	6
Other	34
Total	100%
† % of total investments as of June 30, 2021.
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$407,434	$407,434
Warrant	427	427
Money Market Mutual Fund	30,899	30,899
Total Investments	$438,760	$438,760
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Schedule of Investments

VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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